Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 1,368,841	$ 3,328,674
Loss from operations	(1,368,841)	(3,328,674)
Other income:
Interest income	719,646	4,249,828
Forgiveness of accounts payable	3,298,207
Other income	4,017,853	4,249,828
Income before provision for income taxes	2,649,012	921,154
Provision for income taxes	(244,493)	(555,200)
Net income	$ 2,404,519	$ 365,954
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	4,457,537	19,940,154
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	$ 0.00	$ 0.16
Basic and diluted weighted average shares outstanding Common stock	6,367,631	6,081,996
Basic and diluted net income (loss) per share, Common stock	$ 0.38	$ (0.47)